Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances between the Group and its related-parties
The table below details the transactions and balances between the Group and its related parties:

Figures in million - SA rand	2022	2021	2020
Rand Refinery
Gold sales	187	319	298
Refining fees paid	(24)	(40)	(31)
Trade payable	(6)	(7)	(6)

Schedule of management personnel compensation
The directors and prescribed officers of Sibanye-Stillwater held the following equity-settled instruments at 31 December 2022:

	2021	Instruments granted	Equity-settled instruments vested during the year			Instruments forfeited	2022
	Number of instruments	Number of instruments	Number of instruments	Average price	Share proceeds (rand)[1]	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	2,926,591	—	2,294,915	70.72	162,303,764	631,676	—
Charl Keyter	1,276,041	—	1,000,620	70.22	70,265,037	275,421	—
Prescribed officers
Dawie Mostert	708,333	—	555,446	70.22	39,004,251	152,887	—
Themba Nkosi	662,698	—	519,661	70.22	36,491,375	143,037	—
Richard Stewart	832,221	—	652,594	70.22	45,826,130	179,627	—
Robert van Niekerk	1,169,008	—	916,689	70.22	64,371,277	252,319	—
[1] Amounts represent earnings taxable in the hands of the participants in line with South African and US income tax legislation. For JSE listed shares, the proceeds were calculated by taking the average bulk trade sales prices of the shares multiplied by the number of vested units and for ADRs, the ADR price on the day prior to the vesting date, multiplied by the number of vested units translated at the average rate of R16.37
[2] Numbers include American Depositary Receipts (ADRs) and JSE listed shares and as a result of the dual service contract
The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2022:

	2021	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2022
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	1,939,548	1,470,189	98,327	41.01	4,032,208	—	3,311,410
Charl Keyter	884,319	438,923	50,923	41.87	2,131,921	—	1,272,319
Prescribed officers
Charles Carter	—	148,732	—	—	—	—	148,732
Mika Seitovirta	—	116,231	—	—	—	—	116,231
Dawie Mostert	479,688	274,999	29,677	42.06	1,248,269	—	725,010
Themba Nkosi	382,997	257,187	26,387	42.18	1,113,018	—	613,797
Richard Stewart	529,455	523,362	32,898	42.54	1,399,582	—	1,019,919
Laurent Charbonnier	236,555	296,972	63,197	45.61	2,882,516	—	470,330
Lerato Legong	211,707	117,569	19,469	43.12	839,427	—	309,807
Robert van Niekerk	772,549	388,819	41,460	41.70	1,728,706	—	1,119,908
[1] Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
[2] Numbers include ADRs and JSE listed shares as a result of the dual service contract
Total key management personnel compensation recognised under IFRS[1]:

Figures in thousands - SA rand	2022	2021	2020
Short-term employee benefits	127,542	90,179	110,134
Post-employment benefits	6,957	4,421	6,009
Share-based payment	65,338	104,550	127,097
Total	199,837	199,150	243,240
1 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members (prescribed officers) and executive directors are disclosed under IFRS as key management personnel of Sibanye-Stillwater. For 2020, key management personnel included EVPs and executive directors
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2022 paid in 2023	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2022	2021	2020
Executive directors
Neal Froneman[1]	13,824	12,066	170,348	1,268	526	198,032	291,582	57,973
Charl Keyter	6,875	5,542	73,960	982	123	87,482	143,428	28,963
Prescribed officers[2]
Chris Bateman								66,959
Shadwick Bessit								14,789
Hartley Dikgale								29,159
Dawie Mostert	4,728	3,789	41,530	645	73	50,765	71,734	16,655
Themba Nkosi	4,199	3,193	38,620	403	65	46,480	58,648	15,286
Wayne Robinson								19,272
Richard Stewart	5,734	4,703	48,961	644	83	60,125	83,011	18,873
Robert van Niekerk	5,784	4,641	67,465	643	99	78,632	114,686	22,975
Laurent Charbonnier[3]	10,067	6,995	4,663	81	2,296	24,102	23,472	2,614
Lerato Legong	3,947	3,010	2,007	538	51	9,553	7,679	2,875
Mika Seitovirta[4]	6,896	3,532	2,355	1,242	1,874	15,899	245	—
Charles Carter[5]	7,160	5,505	3,670	511	162	17,008	—	—
Total	69,214	52,976	453,579	6,957	5,352	588,078	794,485	296,393
[1] Entered into a dual service contract with effect 1 May 2018. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R16.37/US$ (2021: R14.79/US$ and 2020: R16.46/US$) for the year ended 31 December 2022
2 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman — ceased performing an EVP role on 6 September 2020
•Shadwick Bessit — ceased performing an EVP role on 16 January 2021
•Hartley Dikgale — ceased performing an EVP role on 31 March 2020
•Wayne Robinson — not a C-suite member
[3] Assumed a prescribed officer role on 16 November 2020, remuneration paid in GBP was converted at the average exchange rate of R20.18/GBP (2021: R20.33/GBP and 2020: R21.10/GBP) for the year ended 31 December 2022
[4] Assumed a prescribed officer role on 14 December 2021, remuneration paid in Euros was converted at the average exchange rate of R17.20/Euro (2021: R17.49/Euro) for the year ended 31 December 2022
[5] Assumed a prescribed officer role on 23 May 2022, remuneration paid in US dollars converted at the average exchange rate of R16.37/US$
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2022	2021	2020
Timothy Cumming	1,127	982	103	2,212	2,229	1,909
Savannah Danson	1,127	774	—	1,901	2,062	1,680
Harry Kenyon-Slaney	1,296	1,095	151	2,542	2,369	2,114
Richard Menell	2,288	232	215	2,735	2,719	2,114
Nkosemntu Nika	1,127	690	26	1,843	1,742	1,708
Keith Rayner	1,127	1,169	—	2,296	2,385	1,864
Susan van der Merwe	1,127	690	13	1,830	1,742	1,716
Jeremiah Vilakazi	1,127	535	—	1,662	1,795	1,422
Vincent Maphai	3,405	—	—	3,405	3,265	2,756
Elaine Dorward-King	1,296	531	976	2,803	1,618	1,107
Sindiswa Zilwa	1,127	694	—	1,821	1,807	—
Wang Bin	—	—	—	—	—	327
Lu Jiongjie	—	—	—	—	—	327
Total	16,174	7,392	1,484	25,050	23,733	19,044
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2022 was:

	Number of shares			%
	2022	2021	2020	2022	2021	2020
Executive directors
Neal Froneman[1,2]	8,559,665	6,636,286	4,829,128	0.30	0.24	0.17
Charl Keyter[2]	1,466,181	2,866,791	1,775,994	0.05	0.10	0.06
Non-executive directors
Timothy Cumming[2]	6,000	6,000	1,242	—	—	—
Richard Menell[2]	10,125	15,125	84,625	—	—	—
Keith Rayner[2]	68,992	68,992	68,992	—	—	—
Susan van der Merwe[2]	1,028	1,028	1,027	—	—	—
Jeremiah Vilakazi[2]	4,220	2,000	—	—	—	—
Vincent Maphai[2]	199,724	152,135	50,000	0.01	0.01	—
Savannah Danson[2]	16,519	2,519	2,519	—	—	—
Harry Kenyon-Slaney[2,3]	16,852	16,852	16,852	—	—	—
Elaine Dorward-King[2,4]	10,000	10,000	4,800	—	—	—
Total share ownership by directors	10,359,306	9,777,728	6,835,179
Prescribed officers[5]
Chris Bateman			—			—
Shadwick Bessit			94,707			—
Hartley Dikgale			—			—
Dawie Mostert[2]	136,302	26,466	38,975	—	—	—
Themba Nkosi[2,6]	251,583	204,533	59,022	0.01	0.01	—
Wayne Robinson			184,333	—	—	0.01
Richard Stewart[2]	788,771	739,633	105,303	0.03	0.03	—
Robert van Niekerk[2]	1,766,770	875,261	24,341	0.06	0.03	—
Laurent Charbonnier[2,7]	151,012	151,012	35,620	0.01	0.01	—
Charles Carter[2,8]	300,000	—	—	0.01	—	—
Total	13,753,744	11,774,633	7,377,480
[1] Neal Froneman and his associates hold 225,408 ADRs at 31 December 2022 (2021: 90,479, 2020: 3,213) which convert to 901,632 (2021: 361,916, 2020: 12,852) ordinary shares in the Company
[2] Share ownership (including shares held by associates) in the Company at the date of this report was unchanged, except for the following:
•Neal Froneman — 8,833,665
•Charl Keyter — 1,616,481
•Vincent Maphai — 217,135
•Themba Nkosi — 283,753
•Charles Carter — 440,000
[3] Harry Kenyon-Slaney and his associates hold 4,213 ADRs at 31 December 2022 (2021 and 2020:4,213) which convert to 16,852 (2021 and 2020: 16,852) ordinary shares in the Company
[4] Elaine Dorward-King and her associates hold 2,500 ADRs at 31 December 2022 (2021: 2,500, 2020: 1,200) which convert to 10,000 (2021: 10,000, 2020: 4,800) ordinary shares in the Company
5 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman — ceased performing an EVP role on 6 September 2020
•Shadwick Bessit — ceased performing an EVP role on 16 January 2021
•Hartley Dikgale — ceased performing an EVP role on 31 March 2020
•Wayne Robinson — not a C-suite member
[6] Themba Nkosi and his associates hold 5,300 ADRs at 31 December 2022 which convert into 21,200 ordinary shares in the Company
[7] Laurent Charbonnier and his associates hold 37,753 ADRs at 31 December 2022 (2021: 37,753, 2020: 8,905) which convert to 151,012 (2021: 151,012, 2020: 35,620) ordinary shares in the Company